Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 599,647	$ 607,678
Adjustments to reconcile net income to cash used in operating activities:
Depreciation	82,348	240,120
Non-cash operating lease expenses	807,507	1,016,558
Depreciation – financing lease	6,028	12,387
Loss from assets disposal	185	116,695
Gain from termination of operating lease		(37,798)
Gain on reversal of provision for reinstatement costs	(37,491)	(28,100)
Change in operating assets and liabilities
Accounts receivables	(4,767)	20,136
Deposits	100,833	64,219
Prepayments	(337)	4,253
Other receivables	(607)	(255)
Deferred sales commission	(96,497)	36,235
Accounts payables	(14,041)	(13,104)
Other payables & accruals	143,264	466,939
Contract liabilities	(2,002,897)	(2,393,547)
Provision for reinstatement	(1,589)	13,031
Operating lease liabilities	(814,637)	(1,157,281)
Net cash used in operating activities	(1,233,051)	(1,031,834)
CASH FLOWS FROM INVESTMENT ACTIVITIES:
Purchase of property and equipment	(3,936)	(162,726)
Proceed from disposal of property and equipment		58,017
Net cash used in investment activities	(3,936)	(104,709)
CASH FLOWS FROM FINANCING ACTIVITIES:
Capital injection from shareholders	455,107	1,038,000
Repayment of bank borrowings	(126,017)	(111,721)
Repayment of financing lease		(5,898)
Deferred offering costs	(137,732)	(227,841)
Amount received from related parties	3,728,267	3,496,426
Amount paid to related parties	(2,763,390)	(3,026,780)
Net cash provided by financing activities	1,156,235	1,162,186
EFFECT OF EXCHANGE RATE ON CASH	777	5,223
NET (DECREASE) INCREASE IN CASH	(79,975)	30,866
CASH AT BEGINNING OF YEAR	85,798	54,932
CASH AT END OF YEAR	5,822	85,798
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid for interest	28,943	35,202
Cash paid for income taxes
OTHER NON-CASH TRANSACTIONS
Right of use assets obtained in exchange for operating lease	$ 1,149,384	$ 608,040